Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments [Abstarct]
Schedule of Investments

On December 31, 2025, and 2024, the Company held the following investments:

	December 31, 2025	December 31, 2024

Financial assets are at fair value through other comprehensive income:
Short-term investments (*)
Corporate bonds – marketable investments	$-	$2,922
Total short-term investments	-	2,922

Long-term investments
Investments in private equity (**)	490	490
Total long-term investments	490	490

Total investments	$490	$3,412

(*)	Classified as level 1 inputs in the fair value hierarchy.
(**)	Classified as level 3 inputs in the fair value hierarchy.